Deferred and current taxation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current tax (assets)/liabilities
Corporation tax provision				€ 31.6	€ 36.0	€ 2.9
Total current tax liabilities	€ 36.0	€ 2.9	€ 20.9	31.6	36.0	2.9
Deferred tax assets and liabilities
Recognition of tax losses				(43.2)
Total deferred tax assets				(43.2)
Total deferred tax liabilities				460.6	395.2	473.1
Total deferred tax liabilities (net)				417.4	395.2	473.1
Total tax liabilities (net)				449.0	431.2	476.0
Reconciliation of current tax
At beginning of year	36.0	2.9	20.9
Corporation tax charge in year	96.5	152.0	143.6
Tax paid	(100.9)	(118.9)	(161.6)
At end of year	31.6	36.0	2.9
Reconciliation of deferred tax
At beginning of year	395.2	473.1	385.5
New temporary differences on property, plant and equipment, derivatives, pensions and other items	22.2	(77.9)	87.6
At end of year	€ 417.4	€ 395.2	€ 473.1
Origination and reversal of temporary differences on property, plant and equipment, derivatives, pensions
Deferred tax assets and liabilities
Total deferred tax liabilities				€ 460.6	€ 395.2	€ 473.1